Consolidated Balance Sheets (FY) (Parenthetical)	Dec. 31, 2023 shares
Redeemable Class I Units
Redeemable units, authorized (in shares)	1,000,000
Redeemable units, issued (in shares)	1,000,000
Redeemable units, outstanding (in shares)	1,000,000
Redeemable Class PCTA Units
Redeemable units, authorized (in shares)	3,982,675
Redeemable units, issued (in shares)	3,982,675
Redeemable units, outstanding (in shares)	3,982,675
Class B Preferred Units
Preferred stock, authorized (in shares)	4,639,557
Preferred stock, issued (in shares)	4,109,961
Preferred stock, outstanding (in shares)	4,109,961
Class B-1 Preferred Units
Preferred stock, authorized (in shares)	2,600,000
Preferred stock, issued (in shares)	342,608
Preferred stock, outstanding (in shares)	342,608
Class A Units
Common stock, authorized (in shares)	10,975,000
Common stock, issued (in shares)	10,875,000
Common stock, outstanding (in shares)	10,875,000
Class C Units
Common stock, authorized (in shares)	1,585,125
Common stock, issued (in shares)	1,570,125
Common stock, outstanding (in shares)	1,570,125